Property and equipment	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
13.	Property and equipment

(a)	Details of property and equipment as of December 31, 2021 and 2022 are as follows:

	2021
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying value
Land	~~W~~	2,173,134	—	—	2,173,134
Buildings		1,210,401	(446,321)	(7,594)	756,486
Right-of-use assets		1,229,169	(621,042)	—	608,127
Other assets		2,294,740	(1,786,323)	—	508,417

	~~W~~  6,907,444		(2,853,686)	(7,594)	4,046,164

	2022
	Acquisition cost		Accumulated depreciation	Accumulated Impairment	Carrying value
Land	~~W~~	2,101,176	—	—	2,101,176
Buildings		1,165,468	(455,617)	(7,594)	702,257
Other assets		2,424,987	(1,836,533)	—	588,454
Right-of-use assets		1,208,728	(589,518)	—	619,210

	~~W~~	6,900,359	(2,881,668)	(7,594)	4,011,097

(b)	Changes in property and equipment for the years ended December 31, 2021 and 2022 are as follows:

	2021
	Land		Buildings	Right-of-use assets	Others	Total
Beginning balance	~~W~~	2,219,227	810,761	590,417	369,292	3,989,697
Acquisition(*1)		513	32,777	316,925	289,614	639,829
Disposal		(709)	(1,378)	(26,930)	(5,086)	(34,103)
Depreciation(*2)		—	(49,646)	(289,585)	(154,104)	(493,335)
Impairment		—	(7,594)	—	—	(7,594)
Amounts transferred from(to) investment property		(46,046)	(27,727)	—	—	(73,773)
Amounts transferred from(to) intangible assets		—	—	—	3,676	3,676
Amounts transferred from(to) non-current assets held for sale(*3)		(169)	(853)	—	—	(1,022)
Effects of foreign currency adjustments		318	146	17,300	5,025	22,789

Ending balance	~~W~~	2,173,134	756,486	608,127	508,417	4,046,164

(*1)	~~W~~ 18,748 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

	2022
	Land		Buildings	Others	Right-of-use assets	Total
Beginning balance	~~W~~	2,173,134	756,486	508,417	608,127	4,046,164
Acquisition(*1)		631	49,220	257,662	369,153	676,666
Disposal		(13,173)	(1,124)	(4,212)	(75,563)	(94,072)
Depreciation(*2)		—	(49,935)	(186,307)	(287,886)	(524,128)
Amounts transferred from(to) investment property		2,892	(12,446)	—	—	(9,554)
Amounts transferred from(to) intangible assets		—	—	6,916	—	6,916
Amounts transferred from(to) non-current assets held for sale(*3)		(62,288)	(39,469)	—	—	(101,757)
Amounts transferred from(to) operating lease assets		—	—	214	—	214
Effects of foreign currency adjustments		(20)	(475)	4,877	4,328	8,710
Business combination (Note 47)		—	—	887	1,051	1,938

Ending balance	~~W~~	2,101,176	702,257	588,454	619,210	4,011,097

(*1)	 ~~W~~  33,983 million transferred from assets-under-construction is included.
(*2)	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.
(*3)	Includes buildings, land, etc.

(c)	Insured assets and liability insurance as of December 31, 2022 are as follows:

	December 31, 2022
Type of insurance	Insured assets and objects	Amount covered	Insurance company

Comprehensive insurance for financial institutions	Cash(including ATM)	25,500	Samsung Fire & Marine Insurance Co., Ltd., etc.
Comprehensive Property insurance	Property Total Risk, Machine Risk, General Liability Collateral	1,667,825	Samsung Fire & Marine Insurance Co., Ltd., etc.
Fire insurance	Business property and real estate	35,062	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for officers	Officer liability of executives	50,000	Meritz Fire & Marine Insurance Co., Ltd., etc.
Compensation liability insurance for employee accident	Employee	82,029	Meritz Fire & Marine Insurance Co., Ltd., etc.
Burglary insurance	Cash and securities	60,480	Samsung Fire & Marine Insurance Co., Ltd., etc.
Others	Personal information liability insurance, etc.	56,862	Samsung Fire & Marine Insurance Co., Ltd., etc.

(*)	Aside from the insurance mentioned above, the Group has entered into car insurance , medical insurance, property insurance, and employee accident insurance.